Capital and Funding - Subsidiaries With Significant Non-Controlling Interests (HUL) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018 [1]
Disclosure of classes of share capital [line items]
Beginning balance	[1]	€ 12,117	€ 14,198		€ 16,773
Non-current assets		48,376	45,633	[1]			€ 45,078
Current assets		16,430	15,478	[1]			16,980
Total current liabilities		(20,978)	(20,150)	[1]			(23,587)
Total non-current liabilities		(29,942)	(28,844)	[1]			€ (24,273)
Turnover		51,980	50,982	[1]	53,715	[1]
Profit after tax		6,026	9,788	[1]	6,456	[1]
Other comprehensive income		543	(1,171)	[1]
Total comprehensive income		6,569	8,617	[1]	6,728	[1]
Net increase/(decrease) in cash and cash-equivalents		1,205	(151)	[1]	(20)	[1]
Ending balance		13,886	12,117	[1]	14,198	[1]
Non-controlling Interests [member]
Disclosure of classes of share capital [line items]
Beginning balance	[1]	720	758		626
Profit after tax		401	419	[1]	433	[1]
Total comprehensive income		407	407	[1]	381	[1]
Ending balance		694	720	[1]	758	[1]
Subsidiaries with material non-controlling interests [member] | Hindustan Unilever Limited [Member]
Disclosure of classes of share capital [line items]
Non-current assets		1,030	964	[1]
Current assets		1,438	1,333	[1]
Total current liabilities		(1,117)	(1,156)	[1]
Total non-current liabilities		(332)	(251)	[1]
Turnover		4,937	4,527	[1]
Profit after tax		730	617	[1]
Total comprehensive income		740	576	[1]
Net increase/(decrease) in cash and cash-equivalents		145	14	[1]
Subsidiaries with material non-controlling interests [member] | Hindustan Unilever Limited [Member] | Non-controlling Interests [member]
Disclosure of classes of share capital [line items]
Beginning balance	[1]	(299)	(288)
Profit after tax		(239)	(203)	[1]
Other comprehensive income		(6)	(4)	[1]
Dividend paid to the non-controlling interest		218	183	[1]
Currency translation		(2)	13	[1]
Ending balance		€ (328)	€ (299)	[1]	€ (288)	[1]

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.